Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of geographical areas [line items]
Number of operating segments	1
Bottom of range [member]
Disclosure of geographical areas [line items]
Percentage of entity revenue	10.00%